THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.1%

	Shares	Value

COMMUNICATION SERVICES — 2.0%
John Wiley & Sons, Cl A	800,000	$36,944,000

CONSUMER DISCRETIONARY — 4.1%
Helen of Troy *	135,000	19,440,000
Sally Beauty Holdings *	1,620,000	28,674,000
Wolverine World Wide	765,000	28,159,650

		76,273,650

CONSUMER STAPLES — 12.0%
B&G Foods	1,150,000	29,900,000
Boston Beer, Cl A *	55,000	17,050,550
elf Beauty *	1,380,000	17,650,200
Freshpet *	194,715	8,695,972
Hostess Brands, Cl A *	3,125,000	41,875,000
J&J Snack Foods	65,000	10,216,700
Lancaster Colony	21,351	3,175,107
MGP Ingredients	370,000	32,511,900
Simply Good Foods *	1,025,000	23,021,500
TreeHouse Foods *	590,000	39,518,200

		223,615,129

FINANCIALS — 14.5%
Argo Group International Holdings	590,000	46,061,300
Bryn Mawr Bank	375,000	14,283,750
Community Bank System	320,000	21,267,200
CVB Financial	885,000	19,204,500
German American Bancorp	420,000	12,537,000
Independent Bank	400,000	32,092,000
James River Group Holdings	375,000	15,832,500
Navigators Group	200,000	13,988,000
Prosperity Bancshares	340,000	25,037,600
Stock Yards Bancorp	350,000	12,022,500
UMB Financial	595,000	41,566,700
Washington Trust Bancorp	295,000	15,283,950

		269,177,000

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 21.3%
Avanos Medical *	950,000	$39,852,500
Cantel Medical	265,000	18,269,100
Cardiovascular Systems *	850,000	30,209,000
Catalent *	630,000	28,236,600
CONMED	570,000	45,617,100
Insulet *	245,000	21,131,250
Integra LifeSciences Holdings *	950,000	49,580,500
Masimo *	125,000	16,268,750
Medidata Solutions *	438,075	39,575,696
NuVasive *	425,000	25,755,000
Omnicell *	55,000	4,419,800
Penumbra *	75,000	10,087,500
Prestige Consumer Healthcare *	825,000	24,271,500
Supernus Pharmaceuticals *	620,000	22,772,600
Teladoc Health *	325,000	18,486,000

		394,532,896

INDUSTRIALS — 15.2%
Altra Industrial Motion	845,000	31,679,050
Barnes Group	505,000	28,088,100
Evoqua Water Technologies *	500,000	6,810,000
John Bean Technologies	400,000	43,916,000
Lydall *	410,310	10,097,729
MSA Safety	341,825	37,569,986
Ritchie Bros. Auctioneers	1,125,000	39,138,750
Standex International	280,000	18,499,600
TriMas *	425,000	13,145,250
Welbilt *	2,500,000	42,075,000
Woodward	96,650	10,525,185

		281,544,650

INFORMATION TECHNOLOGY — 18.6%
Blackbaud	490,000	38,852,100
Blackline *	650,000	33,202,000
Envestnet *	305,000	21,651,950
LogMeIn	305,000	25,132,000
New Relic *	400,000	42,096,000
Novanta *	11,965	1,041,194

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Okta, Cl A *	135,000	$14,044,050
Pure Storage, Cl A *	2,025,000	46,291,500
Q2 Holdings *	542,605	40,923,269
Qualys *	365,000	32,944,900
Talend ADR *	265,000	13,138,700
Yext *	1,615,000	35,384,650

		344,702,313

MATERIALS — 6.4%
Chase	75,000	7,025,250
H.B. Fuller	615,000	30,116,550
Innospec	370,000	31,383,400
Sensient Technologies	720,000	50,486,400

		119,011,600

TOTAL COMMON STOCK (Cost $1,316,101,989)		1,745,801,238

CASH EQUIVALENTS — 5.3%**
Fidelity Investments - Money Market Treasury Only, Cl I, 2.270%	20,000,000	20,000,000
Fidelity Treasury Portfolio, Cl I, 2.330%	77,942,682	77,942,682

TOTAL CASH EQUIVALENTS (Cost $97,942,682)		97,942,682

TOTAL INVESTMENTS— 99.4% (Cost $1,414,044,671)		$1,843,743,920

Percentages are based on Net Assets of $1,855,153,333.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2019 (Unaudited)

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 securities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2900

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND APRIL 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.2%

	Shares	Value

COMMUNICATION SERVICES — 1.1%
John Wiley & Sons, Cl A	805,000	$37,174,900

CONSUMER DISCRETIONARY — 6.4%
Advance Auto Parts	300,000	49,896,000
Sally Beauty Holdings *	1,900,000	33,630,000
Tractor Supply	650,000	67,275,000
Ulta Beauty *	190,000	66,306,200

		217,107,200

CONSUMER STAPLES — 11.5%
Brown-Forman, Cl B	900,000	47,961,000
Campbell Soup	825,000	31,919,250
Flowers Foods	2,600,000	56,524,000
Hormel Foods	1,130,000	45,132,200
JM Smucker	545,000	66,833,350
McCormick	275,000	42,341,750
Molson Coors Brewing, Cl B	785,000	50,389,150
TreeHouse Foods *	750,000	50,235,000

		391,335,700

FINANCIALS — 12.5%
Arthur J Gallagher	970,000	81,111,400
Commerce Bancshares	530,000	32,027,900
Cullen/Frost Bankers	460,000	46,777,400
Everest Re Group	412,135	97,057,793
Morningstar	125,000	17,931,250
Northern Trust	755,000	74,405,250
Prosperity Bancshares	515,000	37,924,600
SVB Financial Group *	140,000	35,240,800

		422,476,393

HEALTH CARE — 21.5%
Bio-Techne	320,000	65,468,800
Cantel Medical	500,000	34,470,000
Catalent *	1,000,000	44,820,000

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Cooper	165,000	$47,836,800
Covetrus *	28,070	922,661
DENTSPLY SIRONA	1,230,000	62,889,900
Edwards Lifesciences *	350,000	61,624,500
Henry Schein *	265,000	16,975,900
Integra LifeSciences Holdings *	1,400,000	73,066,000
Laboratory Corporation of America Holdings *	320,000	51,174,400
Masimo *	215,000	27,982,250
Medidata Solutions *	518,535	46,844,452
NuVasive *	335,000	20,301,000
Veeva Systems, Cl A *	450,000	62,941,500
Waters *	375,000	80,077,500
West Pharmaceutical Services	260,000	32,185,400

		729,581,063

INDUSTRIALS — 15.6%
AMETEK	755,000	66,568,350
Fortive	915,000	79,001,100
Gates Industrial PLC *	2,495,000	40,119,600
IDEX	380,000	59,530,800
Nordson	570,000	83,191,500
Ritchie Bros. Auctioneers	1,200,000	41,748,000
Rockwell Automation	325,000	58,730,750
Stericycle *	650,000	37,953,500
Verisk Analytics, Cl A	450,000	63,513,000

		530,356,600

INFORMATION TECHNOLOGY — 20.8%
Akamai Technologies *	355,000	28,421,300
ANSYS *	130,000	25,454,000
Blackbaud	525,000	41,627,250
Guidewire Software *	420,000	44,730,000
LogMeIn	310,000	25,544,000
New Relic *	305,000	32,098,200
Nutanix, Cl A *	1,665,000	71,911,350
Okta, Cl A *	410,000	42,652,300

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Palo Alto Networks *	325,000	$80,869,750
Pure Storage, Cl A *	2,045,000	46,748,700
Red Hat *	100,000	18,253,000
ServiceNow *	145,000	39,368,950
Splunk *	650,000	89,726,000
Synopsys *	280,000	33,902,400
Tableau Software, Cl A *	150,000	18,271,500
Workday, Cl A *	325,000	66,829,750

		706,408,450

MATERIALS — 4.8%
AptarGroup	710,000	78,980,400
International Flavors & Fragrances	380,000	52,360,200
Valvoline	1,740,000	32,190,000

		163,530,600

TOTAL COMMON STOCK (Cost $2,492,184,583)		3,197,970,906

CASH EQUIVALENTS — 5.5%**
Fidelity Investments - Money Market Treasury Only, Cl I, 2.270%	20,000,000	20,000,000
Fidelity Treasury Portfolio, Cl I, 2.330%	164,965,160	164,965,160

TOTAL CASH EQUIVALENTS (Cost $184,965,160)		184,965,160

TOTAL INVESTMENTS— 99.7% (Cost $2,677,149,743)		$3,382,936,066

Percentages are based on Net Assets of $3,393,404,430.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class
PLC — Public Limited Company

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND APRIL 30, 2019 (Unaudited)

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 securities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2200

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND APRIL 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%

	Shares	Value

ARGENTINA — 2.0%
MercadoLibre *	170	$82,304

BRAZIL — 3.1%
Ambev ADR	13,600	64,056
Itau Unibanco Holding ADR	7,305	63,188

		127,244

CHINA — 31.5%
Alibaba Group Holding ADR *	1,460	270,933
Baidu ADR *	505	83,946
Ctrip.com International ADR *	2,000	88,100
Foshan Haitian Flavouring & Food, Cl A	9,100	120,599
iQIYI ADR *	1,800	39,798
JD.com ADR *	2,585	78,248
Shenzhen Inovance Technology, Cl A	17,000	63,515
Tencent Holdings	5,300	262,115
WuXi AppTec, Cl H *	4,000	49,201
Wuxi Biologics Cayman *	8,500	85,483
Xiabuxiabu Catering Management China Holdings	28,520	50,166
Yum China Holdings	1,855	88,187

		1,280,291

HONG KONG — 7.2%
AIA Group	15,100	153,879
Shenzhou International Group Holdings	6,300	84,558
Vitasoy International Holdings	10,000	50,348

		288,785

INDIA — 18.8%
Bajaj Finance	1,465	65,210
Britannia Industries	1,050	43,719
Godrej Consumer Products	6,305	59,085
HDFC Bank	3,000	99,957
Housing Development Finance	2,705	77,589
Kotak Mahindra Bank	4,615	92,000
Maruti Suzuki India	665	63,737
Page Industries	185	61,420

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA — continued
Reliance Industries	5,905	$118,246
Tata Consultancy Services	2,565	83,357

		764,320

INDONESIA — 1.6%
Bank Central Asia	32,800	66,175

KENYA — 1.8%
Safaricom PLC	267,000	74,380

MEXICO — 5.9%
Banco del Bajio *	31,355	67,167
Grupo Aeroportuario del Sureste ADR	410	67,466
Wal-Mart de Mexico	36,000	105,410

		240,043

NETHERLANDS — 5.9%
Heineken	950	102,463
Unilever ADR	2,300	139,173

		241,636

PERU — 1.7%
Credicorp	300	71,070

SOUTH AFRICA — 4.3%
Clicks Group	6,750	92,123
Discovery	8,155	81,947

		174,070

SOUTH KOREA — 4.5%
Koh Young Technology	985	81,455
LG Household & Health Care	40	48,692
NAVER	520	53,195

		183,342

TAIWAN — 5.6%
Chroma ATE	12,000	57,280
Taiwan Semiconductor Manufacturing	20,600	172,661

		229,941

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 1.7%
International Flavors & Fragrances	515	$70,962

VIETNAM — 1.8%
Vietnam Dairy Products JSC	13,248	74,015

TOTAL COMMON STOCK (Cost $3,108,556)		3,968,578

CASH EQUIVALENT — 2.7%**
Fidelity Treasury Portfolio, Cl I, 2.330% (Cost $111,038)	111,038	111,038

TOTAL INVESTMENTS— 100.1% (Cost $3,219,594)		$4,079,616

Percentages are based on Net Assets of $4,077,164.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of April 30, 2019.

ADR — American Depositary Receipt
Cl — Class
JSC — Joint Stock Company
PLC — Public Limited Company

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 securities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-0800

3	CHAMPLAIN INVESTMENT	PARTNERS